Accounts Receivable - Schedule of Accounts Receivable (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts receivable	$ 392,922	$ 983,771
Allowance for doubtful accounts	(20,000)	(20,000)
Accounts receivable, net	$ 372,922	$ 963,771